4. Summary of significant accounting practices (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Short and long-term indebtedness		R$ 1,103,206
Leases	R$ 1,404,712	255,917
Operating Leases		4,648,068
Non-current
Short and long-term indebtedness		5,340,601
Leases to Pay	R$ 4,648,068	656,228
Operating Leases
As Previously Disclosed [Member]
Current
Short and long-term indebtedness		1,223,324
Leases
Operating Leases		135,799
Non-current
Short and long-term indebtedness		5,861,143
Leases to Pay
Operating Leases		135,686
Reclassification [Member]
Current
Short and long-term indebtedness		(120,118)
Leases		255,917
Operating Leases		(135,799)
Non-current
Short and long-term indebtedness		(520,542)
Leases to Pay		656,228
Operating Leases		R$ (135,686)